Restructuring (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Restructuring [Abstract]
Schedule of Restructuring Liability	The Company’s restructuring activity and balance of the restructuring liability is as follows:
(dollars in thousands)	September 30, 2023
Balance at January 1	$2,036
Restructuring charges	145
Payment of benefits	(0)
Balance at September 30	2,181
The Business’ restructuring activity and balance of the restructuring liability is as follows:
	December 31,
(dollars in thousands)	2022	2021
Balance at January 1	$4,237	$108
Restructuring charges	267	6,379
Payment of benefits	(2,468)	(2,250)
Balance at December 31	2,036	4,237